Nuveen Dynamic Municipal Opportiunities Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 134.4%  (99.8% of Total Investments)
X –
MUNICIPAL BONDS - 130.1% (96.6% of Total Investments) X 859,359,657
Alabama - 6.3% (4.6% of Total Investments)
$ 5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 $ 5,358,113
2,360 Hoover Industri al Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 2,607,619
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
475 5.250%, 10/01/40 10/33 at 100.00 535,870
585 5.250%, 10/01/41 10/33 at 100.00 654,812
705 5.250%, 10/01/42 10/33 at 100.00 784,636
705 5.250%, 10/01/43 10/33 at 100.00 781,368
705 5.250%, 10/01/44 10/33 at 100.00 779,137
565 5.250%, 10/01/45 10/33 at 100.00 621,095
870 5.250%, 10/01/49 10/33 at 100.00 944,779
4,685 Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 4,199,750
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,851,204
2,720 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 2,657,053
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 514,812
Total Alabama 41,290,248
Arizona - 7.2% (5.4% of Total Investments)
7,650 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 6,625,746
920 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series
2020A, 5.000%, 12/15/40, 144A
12/28 at 100.00 905,530
1,500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds, Pensar Academy Project, Series 2020, 5.000%,
7/01/55, 144A
7/28 at 100.00 1,283,339
4,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 3,514,093
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
730 5.250%, 11/01/48 11/32 at 100.00 774,477
730 5.250%, 11/01/53 11/32 at 100.00 767,690
1,200 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,213,993
2,875 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,975,921

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 1,090 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 $ 971,841
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40, 144A
10/27 at 103.00 1,006,628
3,405 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 2,908,068
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020
:
5,265 5.000%, 7/01/35, 144A 7/26 at 103.00 5,233,110
6,800 5.000%, 7/01/40, 144A 7/26 at 103.00 6,440,062
4,580 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 4,009,727
800 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 787,880
7,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 8,458,796
Total Arizona 47,876,901
Arkansas - 1.7% (1.2% of Total Investments)
4,500 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 4,574,336
6,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 6,364,316
Total Arkansas 10,938,652
California - 9.3% (6.9% of Total Investments)
1,960 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,073,234
4,500 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 4,815,641
6,770 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 7,267,070
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 2,514,955
9,500 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 9,498,547
6,290 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT), 144A
7/24 at 100.00 6,321,631
5,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 4,223,920
465 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46, 144A
11/29 at 102.00 384,065

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 $ 1,710,611
9,645 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,301,387
1,220 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 1,223,551
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 4,920,443
985 (c) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.750%, 9/01/37
9/24 at 100.00 335,047
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,172,387
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 1,108,530
3,500 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 3,932,281
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 587,471
Total California 61,390,771
Colorado - 16.4% (12.2% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,354,628
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 970,571
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,173,337
5,220 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 4,858,010
499 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 4.000%, 12/01/29
9/24 at 103.00 476,513
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,584,435
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 886,111
500 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40, 144A
12/25 at 103.00 484,446
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 816,854
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
3/24 at 100.00 1,058,196

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 $ 1,331,889
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 83,325
100 4.000%, 7/01/51, 144A 7/31 at 100.00 75,213
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 854,386
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 314,322
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 15,053,742
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
1,000 5.000%, 11/15/31, (AMT) No Opt. Call 1,121,267
1,355 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,560,443
4,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 4,048,780
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 964,427
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,425 5.250%, 12/01/32 12/30 at 102.00 1,444,482
1,200 5.750%, 12/01/52 12/30 at 102.00 1,202,046
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,769,686
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
3/24 at 103.00 5,198,012
2,000 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,805,173
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 848,542
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,367,757
1,030 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 8.000%, 12/01/53
12/28 at 103.00 754,384
560 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 591,950
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 3,036,657
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 469,082
500 5.000%, 4/15/51 6/26 at 103.00 441,868

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 480 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 $ 445,923
North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3
:
2,000 5.000%, 12/01/40 12/25 at 103.00 1,970,652
1,000 5.250%, 12/01/50 12/25 at 103.00 982,755
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,625,006
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 474,547
1,250 5.000%, 12/01/39 12/24 at 103.00 1,215,074
285 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 254,334
1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,112,456
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 901,255
7,034 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 6,838,606
3,665 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 3,829,508
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,597,411
2,320 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,371,381
1,215 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
3/24 at 101.00 1,215,401
708 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 698,077
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
2,350 5.000%, 12/01/40 12/25 at 103.00 2,261,683
2,300 5.125%, 12/01/50 12/25 at 103.00 2,118,706
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
3/24 at 102.00 494,193
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 767,110
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 1,094,540
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
2/24 at 82.38 3,470,826

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
2/24 at 103.00 $ 9,474,415
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,176,684
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,047,436
961 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 937,108
Total Colorado 108,375,621
Connecticut - 0.5% (0.4% of Total Investments)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,325 4.000%, 7/01/34 7/29 at 100.00 1,248,099
1,250 4.000%, 7/01/36 7/29 at 100.00 1,147,625
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,182,868
Total Connecticut 3,578,592
District of Columbia - 1.7% (1.3% of Total Investments)
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 11,460,609
Total District of Columbia 11,460,609
Florida - 16.0% (11.9% of Total Investments)
1,565 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 1,338,692
3,000 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
3/24 at 100.00 3,000,156
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A
:
1,230 5.000%, 6/15/40, 144A 6/27 at 100.00 1,156,517
1,260 5.000%, 6/15/55, 144A 6/27 at 100.00 1,100,339
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
250 4.000%, 8/15/51, 144A 8/28 at 100.00 183,828
450 4.200%, 8/15/56, 144A 8/28 at 100.00 333,695
500 4.250%, 8/15/61, 144A 8/28 at 100.00 365,959
4,695 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 4,127,332
10,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55,
144A
6/29 at 100.00 7,492,932
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
835 6.000%, 6/15/33, 144A No Opt. Call 912,480
1,000 6.500%, 6/15/38, 144A 6/30 at 103.00 1,095,291
1,000 6.625%, 6/15/43, 144A 6/30 at 103.00 1,090,546
2,450 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 2,484,643

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 19,650 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 $ 19,995,062
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
3/24 at 100.00 4,999,878
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
1,250 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 1,243,604
6,890 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 6,815,618
Florida Development Finance Corporation, Healthcare Facilties Revenue
Bonds, Lakeland Regional Health Systems, Series 2021
:
450 4.000%, 11/15/35 11/31 at 100.00 467,352
1,000 4.000%, 11/15/37 11/31 at 100.00 1,023,040
1,940 4.000%, 11/15/38 11/31 at 100.00 1,972,489
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
3/24 at 104.00 2,737,812
26,505 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 27,533,503
985 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/30 at 100.00 827,630
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020
:
1,100 4.250%, 5/01/40 5/31 at 100.00 1,002,027
1,500 4.500%, 5/01/52 5/31 at 100.00 1,312,155
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
3/24 at 100.00 2,500,438
1,000 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 844,902
1,225 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 1,054,285
870 (d) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 925,964
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,360 0.000%, 10/01/37 - BAM Insured No Opt. Call 816,813
1,480 0.000%, 10/01/42 - BAM Insured No Opt. Call 687,680
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,118,905
310 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
3/24 at 100.00 297,505
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call 375,455

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 450 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A
No Opt. Call $ 451,154
2,030 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Master Infrastructure, Series 2019, 4.750%,
5/01/39
5/29 at 100.00 1,940,662
275 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 264,576
Total Florida 105,890,919
Georgia - 1.0% (0.8% of Total Investments)
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,120 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,248,111
1,395 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,540,580
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 386,899
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 1,000,544
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 2,655,553
Total Georgia 6,831,687
Illinois - 6.6% (4.9% of Total Investments)
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,000 5.250%, 4/01/34 4/33 at 100.00 1,137,815
1,055 5.000%, 4/01/41 4/33 at 100.00 1,124,022
1,275 5.500%, 4/01/43 4/33 at 100.00 1,412,197
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,107,537
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
4,565 5.000%, 12/01/33 No Opt. Call 4,947,348
4,900 5.250%, 12/01/36 12/33 at 100.00 5,296,417
1,000 (e) Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31, (Pre-refunded 4/03/24)
4/24 at 100.00 1,002,833
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
120 5.000%, 1/01/29 - BAM Insured No Opt. Call 129,358
190 5.000%, 1/01/30 - BAM Insured No Opt. Call 208,143
2,250 5.000%, 1/01/31 - BAM Insured No Opt. Call 2,489,387
1,485 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,656,604
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
740 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 819,334
820 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 903,716
200 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 227,131
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 740,237
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 249,531

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 $ 720,360
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 873,662
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,676,224
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 1,504,753
4,710 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 5,191,754
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,290 0.000%, 12/15/35 12/31 at 90.33 816,970
1,800 0.000%, 6/15/39 12/31 at 81.66 944,722
1,500 0.000%, 6/15/40 12/31 at 79.15 744,450
1,415 0.000%, 12/15/40 12/31 at 78.00 687,397
5,190 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Series 2015, 5.000%, 10/01/35
4/25 at 100.00 5,239,985
Total Illinois 43,851,887
Indiana - 2.6% (1.9% of Total Investments)
1,415 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,281,460
1,190 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,242,229
3,125 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 3,495,287
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,514,263
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
730 5.750%, 3/01/43 3/33 at 100.00 797,742
680 6.000%, 3/01/53 3/33 at 100.00 736,463
4,060 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 4,313,167
3,770 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 3,855,023
Total Indiana 17,235,634
Iowa - 0.7% (0.5% of Total Investments)
2,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/24 at 100.00 2,457,707
1,745 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,833,863
Total Iowa 4,291,570

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 1.2% (0.9% of Total Investments)
$ 2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 $ 2,633,172
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,741,796
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 857,411
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
3/24 at 100.07 3,004,000
Total Kentucky 8,236,379
Louisiana - 0.9% (0.7% of Total Investments)
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 958,324
2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 3,010,013
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 2,182,160
Total Louisiana 6,150,497
Maryland - 0.0% (0.0% of Total Investments)
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 201,382
Total Maryland 201,382
Massachusetts - 2.2% (1.6% of Total Investments)
Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A
:
6,730 5.000%, 1/01/49 1/34 at 100.00 7,453,313
6,270 5.000%, 1/01/54 1/34 at 100.00 6,877,591
Total Massachusetts 14,330,904
Michigan - 1.7% (1.2% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
3/24 at 100.00 3,783,975
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 757,372
1,135 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,286,684
3,480 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 3,906,446
1,070 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,224,994
Total Michigan 10,959,471
Minnesota - 1.3% (0.9% of Total Investments)
3,620 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 3,988,831
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 3,562,631

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 $ 847,203
Total Minnesota 8,398,665
Mississippi - 0.5% (0.4% of Total Investments)
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,190 (d) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,370,433
1,580 (d) 6.000%, 9/01/53, (UB) 9/33 at 100.00 1,802,688
Total Mississippi 3,173,121
Missouri - 1.1% (0.8% of Total Investments)
180 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/41
3/31 at 100.00 179,615
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,923,867
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,079,312
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,782,961
Total Missouri 6,965,755
Montana - 0.3% (0.2% of Total Investments)
1,975 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,004,369
Total Montana 2,004,369
Nebraska - 1.4% (1.0% of Total Investments)
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 3,939,740
2,125 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 2,370,371
2,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023B, 5.250%, 2/01/53
2/33 at 100.00 2,788,672
Total Nebraska 9,098,783
Nevada - 0.1% (0.1% of Total Investments)
2,000 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38, 144A
2/31 at 100.00 200,000
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 611 Sunstone Phase I and II, Series 2020, 4.000%, 6/01/40
6/30 at 100.00 390,723
Total Nevada 590,723
New Hampshire - 0.2% (0.1% of Total Investments)
1,250 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 1,034,615
Total New Hampshire 1,034,615

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 0.4% (0.3% of Total Investments)
$ 1,580 New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30,
144A
3/24 at 100.00 $ 1,579,804
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 739,839
Total New Jersey 2,319,643
New Mexico - 1.0% (0.8% of Total Investments)
7,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
3/24 at 103.00 6,766,929
Total New Mexico 6,766,929
New York - 13.5% (10.1% of Total Investments)
1,240 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,314,289
5,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 4,449,329
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,310 5.000%, 6/01/40, 144A 12/30 at 100.00 1,211,960
3,000 5.000%, 6/01/55, 144A 12/30 at 100.00 2,465,848
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 7,067,725
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B
:
7,630 5.000%, 7/01/32 7/26 at 100.00 7,702,422
1,095 5.000%, 7/01/35 7/26 at 100.00 1,103,152
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 684,590
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
5/24 at 100.00 2,509,794
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.250%, 11/15/44
11/24 at 100.00 10,071,259
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,935,152
840 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 983,292
260 New York State Environmental Facilities Corporation, Solid Waste Disposal
Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2020R-2,
5.125%, 9/01/50, (AMT), (Mandatory Put 9/03/30), 144A
6/30 at 100.00 264,979
635 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/43 - AGM Insured
11/33 at 100.00 736,847
2,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 2,501,378
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
10,240 5.250%, 8/01/31, (AMT) 8/30 at 100.00 10,774,134
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 3,543,009

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
$ 395 5.500%, 6/30/39, (AMT) 6/31 at 100.00 $ 438,310
165 5.500%, 6/30/40, (AMT) 6/31 at 100.00 182,113
215 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 237,770
240 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 264,740
845 6.000%, 6/30/54, (AMT) 6/31 at 100.00 933,251
1,590 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 1,664,583
3,315 5.375%, 6/30/60, (AMT) 6/31 at 100.00 3,471,181
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call 999,975
3,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 3,070,989
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,600 6.000%, 4/01/35, (AMT) 4/31 at 100.00 1,798,453
2,805 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,043,980
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
1,135 5.000%, 12/01/37, (AMT) 12/33 at 100.00 1,263,981
1,000 5.000%, 12/01/39, (AMT) 12/33 at 100.00 1,106,387
3,100 5.000%, 12/01/41, (AMT) 12/33 at 100.00 3,380,492
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
565 5.000%, 7/15/35, (AMT) 7/33 at 100.00 641,865
490 5.000%, 7/15/37, (AMT) 7/33 at 100.00 545,708
1,450 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,603,671
590 5.000%, 7/15/39, (AMT) 7/33 at 100.00 650,768
3,300 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured, 144A
No Opt. Call 2,969,616
790 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1, 5.000%, 11/15/44
11/33 at 100.00 893,363
Total New York 89,480,355
North Carolina - 0.2% (0.1% of Total Investments)
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
335 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 372,477
340 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 374,076
370 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 300,779
Total North Carolina 1,047,332
Ohio - 4.3% (3.2% of Total Investments)
1,995 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,886,409
3,450 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 3,463,865

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call $ 913,638
21,000 (f) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 21,127,050
1,000 (f) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 989,160
Total Ohio 28,380,122
Oklahoma - 0.2% (0.1% of Total Investments)
1,500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 1,354,278
Total Oklahoma 1,354,278
Pennsylvania - 3.6% (2.7% of Total Investments)
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
700 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 782,363
700 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 785,665
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,021,019
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 974,622
3,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 3,009,981
1,625 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 1,637,800
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 365,689
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 781,519
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 1,656,045
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,303,340
1,300 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 130
2,960 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 1,149,691
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 2,031,813

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
$ 30 5.250%, 12/01/41 12/32 at 100.00 $ 34,358
485 5.250%, 12/01/42 12/32 at 100.00 552,873
Total Pennsylvania 24,086,908
Puerto Rico - 4.0% (3.0% of Total Investments)
409 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
2/24 at 100.00 409,406
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 5.000%, 7/01/37, 144A 7/31 at 100.00 3,573,737
6,500 4.000%, 7/01/42, 144A 7/31 at 100.00 5,905,844
8,000 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
3/24 at 100.00 2,940,800
2,150 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.550%, 7/01/40
7/28 at 100.00 2,157,770
6,000 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 5,640,000
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,030 0.000%, 7/01/33 7/31 at 89.94 656,098
0 (g) 4.000%, 7/01/35 7/31 at 103.00 61
1,117 4.000%, 7/01/37 7/31 at 103.00 1,050,566
839 4.000%, 7/01/41 7/31 at 103.00 767,866
6,061 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 3,363,924
Total Puerto Rico 26,466,072
South Carolina - 0.3% (0.2% of Total Investments)
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.625%, 10/01/40
10/27 at 103.00 960,745
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 876,558
Total South Carolina 1,837,303
Tennessee - 2.1% (1.6% of Total Investments)
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
525 5.000%, 7/01/37 - AGM Insured 1/34 at 100.00 606,785
675 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 765,919
1,895 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,140,495
1,345 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,509,942
1,650 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 1,844,160
650 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 714,803
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
2,705 5.000%, 7/01/28 No Opt. Call 2,931,908

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,905 5.000%, 7/01/33 No Opt. Call $ 3,353,633
Total Tennessee 13,867,645
Texas - 11.0% (8.2% of Total Investments)
500 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 443,966
225 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.750%, 9/15/32, 144A
No Opt. Call 224,907
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
455 5.000%, 11/01/27, (AMT) No Opt. Call 482,551
1,635 5.000%, 11/01/28, (AMT) No Opt. Call 1,758,475
5,275 5.000%, 11/01/29, (AMT) No Opt. Call 5,760,114
4,605 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 5,169,211
1,000 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 3.500%, 9/01/36,
144A
9/31 at 100.00 863,383
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
3/24 at 100.00 1,280,280
570 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 645,141
1,000 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,020,327
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
4,500 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 5,047,940
3,330 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 3,788,863
3,500 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 3,995,918
1,250 5.000%, 7/01/38 - AGM Insured, (AMT) 7/33 at 100.00 1,382,357
1,250 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 1,403,995
2,500 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 2,793,812
2,500 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 2,773,424
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 1,385,058
1,715 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 1,886,882
5,610 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,610,521
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 444,577
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
3/24 at 100.00 1,498,903
625 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
3.625%, 9/15/41, 144A
9/31 at 100.00 506,597
500 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43, 144A
9/33 at 100.00 504,652

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,175 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
5.000%, 8/15/50, 144A
8/25 at 103.00 $ 3,555,483
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
6,795 5.250%, 1/01/42 1/28 at 103.00 5,289,994
6,465 5.500%, 1/01/57 1/28 at 103.00 4,659,538
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
3/24 at 102.05 2,922,019
2,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40,
144A
9/30 at 100.00 1,995,631
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 357,881
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
475 5.375%, 6/30/38, (AMT) 6/28 at 103.00 508,706
465 5.500%, 6/30/41, (AMT) 6/28 at 103.00 499,138
1,500 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 1,502,019
650 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 635,141
Total Texas 72,597,404
Utah - 0.8% (0.6% of Total Investments)
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A
2/26 at 103.00 402,171
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
715 5.000%, 7/01/34, (AMT) 7/33 at 100.00 808,871
645 5.250%, 7/01/43, (AMT) 7/33 at 100.00 706,458
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 820,900
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42, 144A
9/28 at 103.00 2,571,198
Total Utah 5,309,598
Virgin Islands - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 2,501,332
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 961,962
Total Virgin Islands 3,463,294
Virginia - 1.0% (0.7% of Total Investments)
1,640 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45,
144A
3/25 at 100.00 1,650,221

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 3,580 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 $ 3,933,981
995 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 1,045,203
Total Virginia 6,629,405
Washington - 1.3% (1.0% of Total Investments)
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,755,394
1,915 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 1,932,168
5,676 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 5,036,038
Total Washington 8,723,600
West Virginia - 1.0% (0.7% of Total Investments)
200 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 215,752
3,770 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 3,091,751
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 995,021
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
1,035 5.000%, 6/01/41 6/33 at 100.00 1,130,725
1,000 5.000%, 6/01/43 6/33 at 100.00 1,086,309
Total West Virginia 6,519,558
Wisconsin - 4.0% (3.0% of Total Investments)
3,000 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 2,556,570
6,350 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56, 144A
1/28 at 100.00 5,372,851
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 189,289
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 828,453
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 822,162
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 2,024,327
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,670 5.625%, 2/01/46, 144A 2/32 at 100.00 1,708,575

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 $ 2,063,167
5,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 4,695,784
1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 1,022,551
1,025 Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58, 144A
10/31 at 100.00 1,032,326
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/41,
(AMT)
7/31 at 100.00 1,556,224
100 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 10
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,480,167
Total Wisconsin 26,352,456
Total Municipal Bonds
(cost $883,218,018) 859,359,657
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4% (1.8% of Total Investments) X 15,973,437
$ 5,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 5,459,375
5,000 United States Treasury Note/Bond 4.750% 11/15/43 5,292,968
5,000 United States Treasury Note/Bond 4.500% 11/15/33 5,221,094
Total U.S. Government and Agency Obligations
(cost $15,801,939) 15,973,437
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1.8% (1.3% of Total Investments) X 11,880,828
Consumer Services - 0.4% (0.3% of Total Investments)
$ 2,500 Grand Canyon University 4.125% 10/01/24 $ 2,412,500
Total Consumer Services 2,412,500
Health Care Equipment & Services - 1.3% (1.0% of Total Investments)
2,750 Care New England Health System 5.500% 9/01/26 2,592,727
4,363 Toledo Hospital/The 5.325% 11/15/28 4,046,683
3,000 Toledo Hospital/The 6.015% 11/15/48 2,351,250
Total Health Care Equipment & Services 8,990,660
Real Estate Management & Development - 0.1% (0.0% of Total Investments)
490 (f) Benloch Ranch Improvement Association No 12022 2022,
144A
9.750% 12/01/39 477,668
Total Real Estate Management & Development 477,668
Total Corporate Bonds
(cost $11,119,715) 11,880,828

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares Description (a) Value
X –
COMMON STOCKS - 0.1% (0.1% of Total Investments) X 395,005
Utilities - 0.1% (0.1% of Total Investments)
6,077 (h),(i) Talen Energy Supply LLC $ 395,005
Total Utilities 395,005
Total Common Stocks
(cost $194,464) 395,005
Principal
Amount (000) Description (a) Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (j) X 28,193
Capital Goods - 0.0% (0.0% of Total Investments)
$ 129 (c),(f),(l) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 28,193
Total Capital Goods 28,193
Total Variable Rate Senior Loan Interests
(cost $128,676) 28,193
Total Long-Term Investments
(cost $910,462,812) 887,637,120
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.3% (0.2% of Total Investments)
X –
MUNICIPAL BONDS - 0.3% (0.2% of Total Investments) X 2,000,000
National - 0.3% (0.2% of Total Investments)
$ 2,000 (m) Invesco Value Municipla Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6, 3.700%, 3/20/24, (AMT), (Mandatory Put
1/31/2024), 144A
No Opt. Call $ 2,000,000
Total National 2,000,000
Total Municipal Bonds
(cost $2,000,000) 2,000,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Total Investments (cost $912,462,812 ) - 134.7% 889,637,120
Floating Rate Obligations - (0.4)% (2,860,000)
MFP Shares, Net - (36.3)%(n) (239,623,127)
Other Assets & Liabilities, Net -  2.0% 13,375,827
Net Assets Applicable to Common Shares - 100% $ 660,529,820

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 834,102,507 $ 25,257,150 $ 859,359,657
U.S. Government and Agency Obligations – 15,973,437 – 15,973,437
Corporate Bonds – 11,403,160 477,668 11,880,828
Common Stocks – 395,005 – 395,005
Variable Rate Senior Loan Interests – – 28,193 28,193
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total
$ – $ 863,874,109 $ 25,763,011 $ 889,637,120
Level 3
Municipals
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $2,358,992 $457,538 $28,193
Gains (losses):
Net realized gains (losses) - - -
Change in net unrealized appreciation (depreciation) 781,948 33,869 -
Purchases at cost - - -
Sales at proceeds - (13,739) -
Net discounts (premiums) - - -
Transfers into 22,116,210 - -
Transfers (out of) (200,000) - -
Balance at the end of period $25,057,150 $477,668 $28,193
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $8,167,658 $33,869 $-
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NDMO Municipal Bonds
$25,057,150 Probability Weighted Expected
Recovery
Recovery Proceeds 24.13% - 130% 93.0450%
Corporate Bonds 477,668 Comparable Security Yield Spread 4.37500% N/A
Variable Rate Senior
Loan Interests
28,193 Probability Weighted Expected
Recovery
Recovery Proceeds 21.91% N/A
Total $25,563,011
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NDMO
Common Stocks $- $- $200,000 $(22,116,210) $22,116,210 $(200,000)

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NDMO
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Principal Amount (000) rounds to less than $1,000.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Talen Energy Supply LLC, 6.000%, 12/15/36, Senior Note.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) MFP Shares, Net as a percentage of Total Investments is 26.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.